Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 77	$ 5	$ 251	$ 12
Property and equipment			240
Capital lease	$ 193		$ 193